ACCOUNTS PAYABLE AND ACCRUALS (Schedule of Accounts Payable and Accruals Composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Employees and institutions in respect of payroll	[1]	$ 111	$ 75
Accrued Interest		116	35
Accrued expenses		58	23
Accounts payable and accruals		$ 285	$ 133

[1]	See also note 11.